EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ 40.8	$ 109.7
Employee benefit assets	(51.1)	0.0
Employee benefit obligations	91.9	109.7
Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(51.0)	14.8
Funded and unfunded defined benefit pension obligations | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	590.7	638.7	$ 761.5
Funded and unfunded defined benefit pension obligations | Unfunded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	91.8	94.9	102.6
Fair value of plan assets | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ (641.7)	$ (623.9)	$ (641.9)